Inventories - Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 85,816	$ 67,956	$ 71,548
Finished goods	102,418	90,613	75,099
Total	$ 188,234	$ 158,569	$ 146,647